                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

         File No. 2-99222

         Pre-Effective Amendment No.                                [ ]

         Post-Effective Amendment No. 55                            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

         File No. 811-4363:

         Amendment No. 56                                           [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

        Approximate Date of Proposed Public Offering: September 26, 2007

It is proposed that this filing become effective:

     [x] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMERICAN CENTURY GOVERNMENT INCOME TRUST

The following documents are hereby incorporated by reference:

     * Prospectuses for the funds under the issuer American  Century  Government
Income  Trust,  dated  August 1, 2007 filed  pursuant to Rule 485(b) on July 27,
2007  (Accession  No.  0000773674-07-000037),  as  supplemented  August  3, 2007
(Accession No. 0000773674-07-000046).

     * Statement  of  Additional  Information  for American  Century  Government
Income Trust dated August 1, 2007 filed pursuant to Rule 485(b) on July 27, 2007
(Accession  No.   0000773674-07-000037),   as  supplemented  September  4,  2007
(Accession No. 0000773674-07-000054).

PART C    OTHER INFORMATION

Item 23.  Exhibits

     (a)  (1)  Amended  and  Restated  Agreement  and  Declaration  of  Trust of
American  Century   Government  Income  Trust,   dated  March  26,  2004  (filed
electronically  as  Exhibit  a  to  Post-Effective   Amendment  No.  49  to  the
Registration Statement of the Registrant on July 29, 2004, File No. 2-99222, and
incorporated herein by reference).

          (2) Amendment No. 1 to Amended and Restated  Agreement and Declaration
of Trust of American Century Government Income Trust, dated March 8, 2007 (filed electronically  as  Exhibit  a2  to  Post-Effective  Amendment  No.  53  to  the
Registration  Statement of the Registrant on May 15, 2007, File No. 2-99222, and
incorporated herein by reference).

          (3) Amendment No. 2 to Amended and Restated  Agreement and Declaration
of Trust of American Century  Government Income Trust, dated July 3, 2007 (filed electronically  as  Exhibit  a3  to  Post-Effective  Amendment  No.  54  to  the
Registration Statement of the Registrant on July 27, 2007, File No. 2-99222, and
incorporated herein by reference).

          (4) Amendment No. 3 to Amended and Restated  Agreement and Declaration
of Trust of American Century  Government Income Trust, dated August 31, 2007, is included herein.

     (b)   Amended  and   Restated   Bylaws,   dated   August  26,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  50  to  the
Registration  Statement of the Registrant on May 16, 2005, File No. 2-99222, and
incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  III,  Article IV,  Article V,  Article VI and Article  VIII of
Registrant's Amended and Restated Agreement and Declaration of Trust,  appearing as Exhibit a herein and Article II, Article VII, Article VIII, and Article IX of
Registrant's Amended and Restated Bylaws, incorporated herein by reference.

     (d)  (1) Management  Agreement  between American Century  Government Income
Trust and American  Century  Investment  Management,  Inc., dated August 1, 2007
(filed  electronically as Exhibit d1 to  Post-Effective  Amendment No. 54 to the
Registration Statement of the Registrant on July 27, 2007, File No. 2-99222, and
incorporated herein by reference).

          (2) Management  Agreement  between American Century  Government Income
Trust and American Century Investment Management, Inc., dated August 1, 2007, is included herein.

     (e)  (1) Amended  and  Restated  Distribution  Agreement  between  American
Century Government Income Trust and American Century Investment Services,  Inc.,
dated September 4, 2007, is included herein.

          (2) Form of Dealer/Agency  Agreement (filed  electronically as Exhibit
e2 to Post-Effective  Amendment No. 25 to the Registration Statement of American
Century  International  Bond Funds on April 30,  2007,  File No.  333-43321  and
incorporated herein by reference).

     (f)  Not applicable.

     (g)  (1) Master  Agreement with Commerce Bank N.A.,  dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of the Registrant on February 7, 1997, File
No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement between American Century
Investments  and The  Chase  Manhattan  Bank,  dated  December  9,  2000  (filed
electronically   as  Exhibit  g2  to  Pre-Effective   Amendment  No.  2  to  the
Registration  Statement  of American  Century  Variable  Portfolios  II, Inc. on
January 9, 2001, File No. 333-46922, and incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 3 to the Global Custody  Agreement  between American
Century Investments and the JPMorgan Chase Bank, dated as of May 31, 2006 (filed
electronically   as  Exhibit  g6  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

     (h)  (1) Amended and Restated  Transfer Agency  Agreement  between American
Century Government Income Trust and American Century Services, LLC, dated August
1, 2007 (filed  electronically as Exhibit h1 to Post-Effective  Amendment No. 54
to the  Registration  Statement of the  Registrant  on July 27,  2007,  File No.
2-99222, and incorporated herein by reference).

          (2) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (3) Termination,  Replacement and Restatement  Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  13,  2006  (filed electronically  as  Exhibit  h16  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  28,  2006,  File No.  2-82734,  and  incorporated  herein by reference).

          (4)  Customer   Identification   Program  Reliance   Agreement  (filed
electronically   as  Exhibit  h2  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American  Century Growth Funds,  Inc. on May 30,2006,
File No. 333-132116, and incorporated herein by reference).

     (i)   Opinion   and   Consent  of  Counsel   dated  July  27,  2007  (filed
electronically  as  Exhibit  i  to  Post-Effective   Amendment  No.  54  to  the
Registration Statement of the Registrant on July 27, 2007, File No. 2-99222, and
incorporated herein by reference).

     (j)  Consent  of   PricewaterhouseCoopers   LLP,   independent   registered
accounting  firm,  dated July 23,  2007  (filed  electronically  as Exhibit j to
Post-Effective  Amendment No. 54 to the Registration Statement of the Registrant
on July 27, 2007, File No. 2-99222, and incorporated herein by reference).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated  August 1, 1997  (filed  electronically  as Exhibit  m1 to  Post-Effective
Amendment  No. 32 to the  Registration  Statement  of  American  Century  Target
Maturities Trust on January 31, 2000, File No. 2-94608,  and incorporated herein by reference).

          (2) Amendment to the Master Distribution and Shareholder Services Plan
(Advisor  Class),  dated June 29,  1998 (filed  electronically  as Exhibit m2 to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2000,  File No.  2-94608,  and
incorporated herein by reference).

          (3)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2001 (filed  electronically  as
Exhibit m3 to Post-Effective  Amendment No. 44 to the Registration  Statement of
the Registrant on July 31, 2001, File No. 2-99222,  and  incorporated  herein by reference).

          (4)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m4 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

          (5)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated July 1, 2002 (filed  electronically  as
Exhibit m5 to Post-Effective  Amendment No. 38 to the Registration  Statement of
American Century Target  Maturities Trust on January 31, 2003, File No. 2-94608,
and incorporated herein by reference).

          (6) Amendment No. 4 to Master  Distribution  and Shareholder  Services
Plan (Advisor Class),  dated May 1, 2004 (filed  electronically as Exhibit m6 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (7)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 29, 2005 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 51 to the Registration  Statement of
American Century Government Income Trust on July 28, 2005, File No. 2-99222, and
incorporated herein by reference).

          (8)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 29, 2005 (filed electronically as
Exhibit m8 to Post-Effective  Amendment No. 41 to the Registration  Statement of
American Century Quantitative Equity Funds, Inc. on September 29, 2005, File No.
33-19589, and incorporated herein by reference).

          (9)  Amended  and  Restated   Master   Distribution   and   Individual
Shareholder  Services Plan (Advisor Class) of American Century Government Income
Trust, dated September 4, 2007, is included herein.

          (10)  Amended  and  Restated   Master   Distribution   and  Individual
Shareholder Services Plan (C Class) of American Century Government Income Trust,
dated  August 1, 2007  (filed  electronically  as Exhibit  m2 to  Post-Effective
Amendment  No. 54 to the  Registration  Statement of the  Registrant on July 27,
2007, File No. 2-99222, and incorporated herein by reference).

          (11)  Amended  and  Restated   Master   Distribution   and  Individual
Shareholder Services Plan (R Class) of American Century Government Income Trust,
dated  August 1, 2007  (filed  electronically  as Exhibit  m3 to  Post-Effective
Amendment  No. 54 to the  Registration  Statement of the  Registrant on July 27,
2007, File No. 2-99222, and incorporated herein by reference).

     (n)  (1) Amended and Restated  Multiple Class Plan dated  September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2)  Amendment No. 1 to the Amended and Restated  Multiple  Class Plan
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3)  Amendment No. 2 to the Amended and Restated  Multiple  Class Plan
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4)  Amendment No. 3 to the Amended and Restated  Multiple  Class Plan
dated  as  of  February  27,  2004  (filed   electronically  as  Exhibit  n4  to
Post-Effective  Amendment  No. 104 to the  Registration  Statement  of  American
Century  Mutual  Funds,  Inc.  on  February  26,  2004,  File No.  2-14213,  and
incorporated herein by reference).

          (5)  Amendment No. 4 to the Amended and Restated  Multiple  Class Plan
dated as of May 1, 2004 (filed  electronically  as Exhibit n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated as of August 1, 2004 (filed electronically as Exhibit n6 to Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust  on  July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated  as  of  September  30,  2004  (filed  electronically  as  Exhibit  n7  to
Post-Effective  Amendment  No.  20 to the  Registration  Statement  of  American
Century  Strategic  Asset  Allocations,  Inc. on September  29,  2004,  File No.
33-79482, and incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (9) Amendment No. 8 to the Amended and Restated  Multiple  Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,  and incorporated herein by reference).

          (10) Amendment No. 9 to the Amended and Restated  Multiple Class Plan,
dated July 29,  2005  (filed  electronically  as Exhibit  n10 to  Post-Effective
Amendment  No. 111 to the  Registration  Statement  of American  Century  Mutual
Funds,  Inc. on July 28, 2005,  File No.  2-14213,  and  incorporated  herein by reference).

          (11) Amendment No. 10 to the Amended and Restated Multiple Class Plan,
dated September 29, 2005 (filed  electronically as Exhibit n11 to Post-Effective
Amendment No. 41 to the Registration  Statement of American Century Quantitative
Equity Funds,  Inc. on September 29, 2005, File No.  33-19589,  and incorporated herein by reference).

          (12) Amendment No. 11 to the Amended and Restated Multiple Class Plan,
dated  March 30,  2006 (filed  electronically  as Exhibit n12 to  Post-Effective
Amendment No. 23 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on March 30, 2006, File No. 33-79482,  and incorporated herein by reference).

          (13) Amendment No. 12 to the Amended and Restated Multiple Class Plan,
dated November 29, 2006 (filed  electronically  as Exhibit n13 to Post-Effective
Amendment No. 46 to the Registration Statement of the Registrant on November 29,
2006, File No. 33-19589, and incorporated herein by reference).

          (14)  Amended and  Restated  Multiple  Class Plan of American  Century
Government Income Trust, dated September 4, 2007, is included herein.

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 41 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 28,
2006, File No. 2-82734, and incorporated herein by reference).

          (2) Independent  Directors'  Code of Ethics amended  February 28, 2000
(filed  electronically as Exhibit p2 to  Post-Effective  Amendment No. 40 to the
Registration  Statement of American Century Target  Maturities Trust on November
30, 2004, File No. 2-94608, and incorporated herein by reference).

     (q)  (1) Power of Attorney, dated September 7, 2007, is included herein.

          (2)  Secretary's  Certificate,  dated  September 7, 2007,  is included herein.

Item 24.  Persons Controlled by or Under Common Control with Registrant

     The persons who serve as the trustees or directors of the  Registrant  also
serve,  in  substantially   identical   capacities,   the  following  investment
companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

     Because  the boards of each of the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25.  Indemnification

     As stated in Article VII,  Section 3 of the Amended and Restated  Agreement
and Declaration of Trust,  incorporated  herein by reference to Exhibit a to the
Registration  Statement,  "The  Trustees  shall be entitled and empowered to the fullest  extent  permitted  by law to purchase  insurance  for and to provide by resolution  or in the  Bylaws  for  indemnification  out  of  Trust  assets  for liability  and for all  expenses  reasonably  incurred or paid or expected to be paid by a Trustee or officer in  connection  with any claim,  action,  suit,  or proceeding in which he or she becomes  involved by virtue of his or her capacity or former capacity with the Trust. The provisions,  including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution of the Trustees."

     Registrant  hereby  incorporates  by  reference,  as though set forth fully herein, Article VI of the Registrant's Amended and Restated Bylaws, appearing as
Exhibit b herein.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26.  Business and Other Connections of Investment Advisor

     In addition to serving as the  Registrant's  investment  advisor,  American
Century Investment  Management,  Inc. provides portfolio management services for other  investment  companies  as well as for other  business  and  institutional clients.  Business backgrounds of the directors and principal executive officers of the advisor that also hold  positions  with the Registrant are included under
"Management"  in the  Statement  of  Additional  Information  included  in  this registration statement. The remaining principal executive officers and directors of the advisor and their  principal  occupations  during the past 2 fiscal years are as follows:

          James E. Stowers, Jr. (Director).  Founder, Co-Chairman,  Director and
          Controlling  Shareholder,  American  Century  Companies,  Inc.  (ACC);
          Co-Vice Chairman,  ACC (January  2005-February  2007),  Chairman,  ACC
          (January 1995 to December  2004);  Director,  American  Century Global
          Investment  Management,  Inc. (ACGIM),  American Century Services, LLC
          (ACS), American Century Investment Services, Inc. (ACIS) and other ACC
          subsidiaries,   as  well  as  a  number  of  American  Century-advised
          investment companies.

          Enrique Chang (President, Chief Executive Officer and Chief Investment
          Officer  of  ACIM).  President,  Chief  Executive  Officer  and  Chief
          Investment  Officer,  ACGIM.  Served as President and Chief  Executive
          Officer, Munder Capital Management, 2002 to 2006.

The principal address for all American Century entities other than ACGIM is 4500
Main Street, Kansas City, MO 64111. The principal address for ACGIM is 666 Third
Avenue, 23rd Floor, New York, NY 10017.

Item 27.  Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century Growth Funds, Inc.
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal         Positions and Offices          Positions and Offices
Business Address*           with Underwriter              with Registrant
-------------------        ----------------------         ---------------------

James E. Stowers, Jr.      Director                         none

Jonathan S. Thomas         Director                         President and
                                                            Trustee

Brian Jeter                President and Chief              none
                           Executive Officer

Jon W. Zindel              Senior Vice President            Tax Officer
                           and Chief Accounting Officer

David K. Anderson          Chief Financial Officer          none

Donna Byers                Senior Vice President            none

Mark Killen                Senior Vice President            none

David Larrabee             Senior Vice President            none

Barry Mayhew               Senior Vice President            none

David C. Tucker            Senior Vice President            none

Joseph S. Reece            Chief Compliance Officer         none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28. Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of American Century  Investment  Management,  Inc., 4500 Main Street,
Kansas City, MO 64111 and 1665  Charleston  Road,  Mountain View,  CA;  American
Century Services,  LLC, 4500 Main Street, Kansas City, MO 64111; JP Morgan Chase
Bank, 4 Metro Tech Center,  Brooklyn,  NY 11245;  and Commerce Bank,  N.A., 1000
Walnut, Kansas City, MO 64105.

Item 29. Management Services -- Not applicable.

Item 30. Undertakings -- Not applicable.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the  undersigned,  duly authorized,  in the City of Kansas  City,  State of  Missouri on the 26th day of
September, 2007.

                            AMERICAN CENTURY GOVERNMENT INCOME TRUST
                            (Registrant)

                            By:  /*/
                                 -------------------------------------------
                                 Jonathan S. Thomas
                                 President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                           TITLE                         DATE
---------                           -----                         ----

*                               President and Trustee       September 26, 2007
-------------------------
Jonathan S. Thomas

*                               Vice President,             September 26, 2007
-------------------------       Treasurer and Chief
Robert J. Leach                 Financial Officer

*                               Trustee                     September 26, 2007
-------------------------
John Freidenrich

*                               Chairman of the Board       September 26, 2007
-------------------------       and Trustee
Ronald J. Gilson

*                               Trustee                     September 26, 2007
-------------------------
Kathryn A. Hall

*                               Trustee                     September 26, 2007
-------------------------
Peter F. Pervere

*                               Trustee                     September 26, 2007
-------------------------
Myron S. Scholes

*                               Trustee                     September 26, 2007
-------------------------
John B. Shoven

*                               Trustee                     September 26, 2007
-------------------------
Jeanne D. Wohlers

By:  /s/ Kathleen Gunja Nelson
     -----------------------------------------
     Kathleen Gunja Nelson
     Attorney-in-Fact
     (pursuant to Power of Attorney
     dated September 7, 2007)

                                  EXHIBIT INDEX

EXHIBIT             DESCRIPTION OF DOCUMENT
NUMBER

EXHIBIT(a)(4)       Amendment  No.  3 to  Amended  and  Restated  Agreement  and
                    Declaration of Trust of American Century  Government  Income
                    Trust, dated August 31, 2007.

EXHIBIT (d)(2)      Management  Agreement  between American  Century  Government
                    Income Trust and  American  Century  Investment  Management,
                    Inc., dated August 1, 2007.

EXHIBIT (e)(1)      Amended and Restated Distribution Agreement between American
                    Century   Government   Income  Trust  and  American  Century
                    Investment Services, Inc., dated September 4, 2007.

EXHIBIT (m)(9)      Amended and  Restated  Master  Distribution  and  Individual
                    Shareholder   Services  Plan  (Advisor  Class)  of  American
                    Century Government Income Trust, dated September 4, 2007.

EXHIBIT (n)(14)     Amended and Restated Multiple Class Plan of American Century
                    Government Income Trust, dated September 4, 2007.

EXHIBIT (q)(1)      Power of Attorney, dated September 7, 2007.

EXHIBIT (q)(2)      Secretary's Certificate, dated September 7, 2007.